Share Capital (Details Narrative) (10-K) - Free Share X-Change Limited (Anguilla) [Member] - $ / shares	Aug. 07, 2018	Dec. 17, 2013
Mr. Loke Che Chan, Gilbert [Member]
Number of common stock shares subscribed		1
Common stock par value		$ 0.14
Mr. Chai Kok Leong [Member]
Numbe of common stock purchased	50
Share issued price per shares	$ 0.14
Mr. Joson Yeo Hung Kwang [Member]
Numbe of common stock purchased	50
Share issued price per shares	$ 0.14